Financial Instruments and Related Risk Management - Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liability [line items]
Derivative instrument assets		$ 9
Investments at FVTOCI	$ 186	262
Cash and cash equivalents	2,314	116	$ 32
Borrowings, current portion	1,003
Derivative Instruments Liabilities [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative instrument liabilities		(64)
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative instrument assets	5
Investments at FVTOCI	186	970
Derivative instrument liabilities	(71)
Marketable Securities [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Other current financial assets-marketable securities	97
Financial assets at amortised cost, class [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Cash and cash equivalents	2,314
Senior notes and debentures [member] | Financial liabilities at amortised cost, class [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings, current portion	(995)
Borrowings, non current	(7,569)
Fixed And Floating Rate Debt [member] | Financial liabilities at amortised cost, class [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings, current portion	(8)
Borrowings, non current	(22)
Senior Notes 1 [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings, non current		(3,707)
Quoted Prices in Active Markets for Identical Assets (Level 1) [member] | Derivative Instruments Liabilities [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative instrument liabilities		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative instrument assets	0
Investments at FVTOCI	186	970
Quoted Prices in Active Markets for Identical Assets (Level 1) [member] | Marketable Securities [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Other current financial assets-marketable securities	12
Quoted Prices in Active Markets for Identical Assets (Level 1) [member] | Financial assets at amortised cost, class [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Cash and cash equivalents	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [member] | Senior notes and debentures [member] | Financial liabilities at amortised cost, class [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings, current portion	0
Borrowings, non current	(1,004)
Quoted Prices in Active Markets for Identical Assets (Level 1) [member] | Fixed And Floating Rate Debt [member] | Financial liabilities at amortised cost, class [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings, current portion	0
Borrowings, non current	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [member] | Senior Notes 1 [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings, non current		(490)
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative instrument assets		9
Level 2 of fair value hierarchy [member] | Derivative Instruments Liabilities [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative instrument liabilities		(64)
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative instrument assets	5
Investments at FVTOCI	0	0
Derivative instrument liabilities	(71)
Level 2 of fair value hierarchy [member] | Marketable Securities [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Other current financial assets-marketable securities	85
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, class [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Cash and cash equivalents	2,314
Level 2 of fair value hierarchy [member] | Senior notes and debentures [member] | Financial liabilities at amortised cost, class [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings, current portion	(1,009)
Borrowings, non current	(6,177)
Level 2 of fair value hierarchy [member] | Fixed And Floating Rate Debt [member] | Financial liabilities at amortised cost, class [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings, current portion	(8)
Borrowings, non current	$ (22)
Level 2 of fair value hierarchy [member] | Senior Notes 1 [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings, non current		$ (3,555)